FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.5%
	AEROSPACE & DEFENSE — 7.8%
8,000	General Dynamics Corp.	$2,856,400
6,600	RTX Corp.	1,337,292
		4,193,692
	ASSET MANAGEMENT — 6.7%
6,000	Ameriprise Financial, Inc.	2,820,720
7,900	T. Rowe Price Group, Inc.	747,577
		3,568,297
	BANKING — 5.0%
9,000	JPMorgan Chase & Co.	2,702,700
	BIOTECH & PHARMA — 7.1%
13,820	Merck & Co., Inc.	1,711,192
76,000	Pfizer, Inc.	2,101,400
		3,812,592
	DIVERSIFIED INDUSTRIALS — 1.1%
3,600	3M Co.	595,152
	ELECTRICAL EQUIPMENT — 15.9%
3,400	Allegion PLC	547,910
10,000	Eaton Corp. PLC	3,759,200
9,200	Trane Technologies PLC	4,253,344
		8,560,454
	ENTERTAINMENT CONTENT — 1.0%
5,151	Walt Disney Co.	546,212
	FOOD — 5.4%
10,000	Hershey Co.	2,362,800
9,000	Mondelez International, Inc. - Class A	554,220
		2,917,020
	HEALTH CARE FACILITIES & SVCS — 5.2%
30,000	Centene Corp.*	1,346,400
4,500	Elevance Health, Inc.	1,440,000
		2,786,400
	INSTITUTIONAL FINANCIAL SVCS — 3.2%
14,500	Bank of New York Mellon Corp.	1,726,950
	INSURANCE — 6.1%
3	Berkshire Hathaway, Inc. - Class A*	2,271,000
10,000	Prudential Financial, Inc.	983,800
		3,254,800
	LEISURE FACILITIES & SERVICES — 2.7%
4,225	McDonald's Corp.	1,440,979
	MACHINERY — 1.6%
9,000	Ingersoll Rand, Inc.	847,260

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL EQUIPMENT & DEVICES — 2.6%
6,300	Danaher Corp.	$1,327,032
900	Solventum Corp.*	66,780
		1,393,812
	SEMICONDUCTORS — 2.2%
26,000	Intel Corp.*	1,185,860
	SOFTWARE — 5.0%
18,395	Oracle Corp.	2,674,633
	SPECIALTY FINANCE — 6.3%
11,000	American Express Co.	3,397,900
	TECHNOLOGY HARDWARE — 3.1%
20,700	Cisco Systems, Inc.	1,644,822
	TRANSPORTATION & LOGISTICS — 1.5%
3,000	Union Pacific Corp.	794,940
	TOTAL COMMON STOCKS
	(Cost $14,849,972)	48,044,475
	SHORT-TERM INVESTMENTS — 10.5%
	MONEY MARKET INVESTMENTS — 10.5%
5,653,238	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.50%(a)	5,653,238
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,653,238)	5,653,238
	TOTAL INVESTMENTS — 100.0%
	(Cost $20,503,210)	53,697,713
	Liabilities in Excess of Other Assets — (0.0)%	(7,690)
	TOTAL NET ASSETS — 100.0%	$53,690,023

PLC – Public Limited Company

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.